Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of borrowing costs [Abstract]
Disclosure of Detailed Information About Borrowings

	US Dollars
Figures in millions	2019	2018	2017

Non-current

Unsecured
Debt carried at amortised cost
Rated bonds - issued July 2012	762	761	759
Semi-annual coupons are paid at 5.125% per annum. The bonds were issued on 30 July 2012, are repayable on 1 August 2022 and are US dollar-based.
Rated bonds - issued April 2010	1,003	1,002	1,001
Semi-annual coupons are paid at 5.375% per annum on $700m 10-year bonds and at 6.5% per annum on $300m 30-year bonds. The $700m bonds are repayable in April 2020 and the $300m bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated revolving credit facility ($1bn)	—	—	32
The facility was issued on 17 July 2014 and cancelled during October 2018. Replaced with a $1.4bn multi-currency facility.
Syndicated revolving credit facility (A$500m)	—	—	163
The loan was cancelled in October 2018 and replaced by a $1.4bn multi-currency facility which is capped at A$500m.
Syndicated revolving credit facility (R2.5bn)	—	—	56
Quarterly interest paid at JIBAR plus 1.8% per annum. The facility was issued on 12 December 2017 and is available until 12 December 2022. The loan is SA rand-based.
Syndicated loan facility (R1.4bn)	—	28	81
Quarterly interest paid at JIBAR plus 1.65% per annum. The facility was issued on 7 July 2015 and is available until 7 July 2020. The loan is SA rand-based. The facility was cancelled on 19 February 2020.

Syndicated loan facility (R1bn)	72	35	81
Quarterly interest paid at JIBAR plus 1.3% per annum. The facility was issued on 3 November 2017 and is available until 3 November 2022. The loan is SA rand-based.
Siguiri revolving credit facilities ($65m)	67	—	—
Interest paid at 8% above LIBOR. The facility was issued on 23 August 2016, is available until 27 February 2022 and is US dollar-based.
Geita revolving credit facility ($150m)	114	60	—
Multi-currency RCF consisting of Tanzanian shilling component which is capped at the equivalent of US$45m. This component bears interest at 12.5%. The remaining USD component of the facility bears interest at LIBOR plus 6.7%. The facility matures on 6 April 2021.

Other	—	—	1
Interest charged at various rates from 2.5% plus delta exchange rate on individual instalments per annum to 4.5% per annum. Repayments terminate in June 2023. All loans are Brazilian real-based.
The loans are subject to debt covenant arrangements for which no default event occurred.

Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)	15	—	—
The facility consists of a US dollar based facility with interest charged at a margin of 1.45% above LIBOR and an Australian dollar based facility capped at A$500m with a margin of 1.45% above BBSY. The applicable margin is subject to a ratings grid. The facility was issued on 23 October 2018 and is available until 23 October 2023.

Revolving credit facilities ($100m)	—	103	16

	US Dollars
Figures in millions	2019	2018	2017
During 2019 the loans outstanding under these facilities were refinanced and included in the Geita and Siguiri revolving credit facilities.

Non-current (continued)
Secured
Finance leases (1)
Turbine Square Two (Pty) Limited	—	9	15
The lease is capitalised at an implied interest rate of 9.8% per annum. Lease payments are due in monthly instalments terminating in March 2022 and are SA rand-based. The building financed is used as security for these loans.

Australian Gas Pipeline	—	48	58
The contract with the supplier of gas contains embedded leases which have been determined to bear interest at an average of 6.75% per annum. The embedded leases commenced in November and December 2015 and are for a 10 and 12 year duration, respectively. The leases are repayable in monthly instalments and are Australian dollar-based. The equipment related to the embedded leases is used as security for these loans.

Other	—	4	5
Various loans with interest rates ranging from 2.5% to 14.7% per annum. These loans are repayable from 2016 to 2041. Some of these loans are secured by the financed assets.
Total borrowings (note 35)	2,033	2,050	2,268
Current portion of borrowings (note 36)	(734)	(139)	(38)
Total non-current borrowings (note 36)	1,299	1,911	2,230

Amounts falling due
Within one year	734	139	38
Between one and two years	110	734	219
Between two and five years	898	860	1,687
After five years	291	317	324
(note 35)	2,033	2,050	2,268

(1) The Finance leases have been included in the lease liabilities from 1 January 2019 (refer to note 16).

	US Dollars
Figures in millions	2019	2018	2017

Currency
The currencies in which the borrowings are denominated are as follows:
US dollar	1,893	1,896	1,807
Australian dollar	21	48	221
SA rand	72	75	237
Tanzanian shilling	47	29	—
Brazilian real	—	2	3
(notes 35)	2,033	2,050	2,268

Undrawn facilities
Undrawn borrowing facilities as at 31 December are as follows:
Syndicated revolving credit facility ($1bn) - US dollar	—	—	965
Syndicated revolving credit facility (A$500m) - Australian dollar	—	—	226
Syndicated revolving credit facility (R2.5bn) - SA rand	179	174	146
Syndicated revolving credit facility (R1.4bn) - SA rand	100	70	32
FirstRand Bank Limited (R750m) - SA rand	54	52	61
Revolving credit facilities ($100m) - US dollar	—	—	85
Revolving credit facility (R1bn) - SA rand	—	35	—
Multi currency syndicated revolving credit facility ($1.4bn) - US Dollar	1,379	1,400	—
Revolving credit facility - $150m	40	57	—
	1,752	1,788	1,515

Changes in liabilities arising from financing activities:
Reconciliation of total borrowings:
A reconciliation of total borrowings included in the statement of financial position is set out below:
Opening balance	2,050	2,268	2,178
Proceeds from borrowings	168	753	815
Repayment of borrowings	(123)	(967)	(767)
Finance costs paid on borrowings	(122)	(117)	(125)
Deferred loan fees	(7)	—	—
Interest charged to the income statement	127	127	130
Reclassification of finance leases to lease liabilities	(60)	—	—
Translation	—	(14)	37
Closing balance	2,033	2,050	2,268

Reconciliation of finance costs paid:
A reconciliation of finance costs paid included in the statement of cash flows is set out below:
Finance costs paid on borrowings	122	117	125
Capitalised finance cost	(6)	—	—
Commitment fees, utilisation fees and other borrowing costs	12	13	13
Total finance costs paid	128	130	138